GENERAL - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 10, 2021
Entity-Wide Revenue, Major Customer, Percentage	15.40%	13.00%	13.50%
Callverso Ltd
Percentage of Acquisition				100.00%
Additional Major Customer [Member]
Entity-Wide Revenue, Major Customer, Percentage	10.90%	13.50%	16.00%